                                  T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                                 High Yield Fund
--------------------------------------------------------------------------------
                                November 30, 2000
================================================================================
REPORT HIGHLIGHTS
-----------------
HIGH YIELD FUND
---------------
     * While the investment-grade bond market rallied, high-yield bonds sank during the six months ended November 30.
     * The meltdown in the wireline telecommunications industry, coupled with weak fundamentals in cyclical industries, hurt high-yield bonds.
     * The fund had a weak return of -3.46% for the six months, which nevertheless compared favorably with its index and mutual fund benchmarks.
     * Substantial holdings in industries that bucked the downtrend and underweightings in some of the hardest-hit areas helped cushion the fund's performance.
     * Caution is the order of the day, until there is further evidence of the economy's path.

================================================================================
UPDATES AVAILABLE
-----------------

     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================

FELLOW SHAREHOLDERS
-------------------

     After a weak start in 2000, most areas of the bond market recovered in recent months to chalk up solid returns for the year. Not so high-yield bonds, which fell sharply in an exceedingly tough environment for lower-quality debt. While your fund suffered along with the entire high-yield market, losses were cushioned to some degree by our broad diversification among industry sectors and thorough credit research.

"A PERFECT STORM" HITS HIGH YIELD
---------------------------------

     It's been 10 years since high-yield (junk) bonds were buffeted by such unfavorable investment weather. During the six months since our last report to you, three negative trends that had been brewing for some time intensified simultaneously to create "a perfect storm" for this sector. Our previous hopes for a turnaround in the high-yield bear market turned out to be premature.

     The first of the trends that stymied our market was the collapse of wireline communications companies, which had issued a substantial amount of high-yield bonds -- as well as new stock -- in the past two years. When the companies' rosy growth projections failed to materialize, financing avenues shut down. Without infusions of new capital, debt service faltered and defaults mounted among companies with weak management and shaky balance sheets. Through November 30, overall year-to-date returns on high-yield bonds of wireline companies were -30%. The collapse in this sector helped push the ratio of "distressed" bonds (those yielding 10 or more percentage points over Treasuries) to approximately 30% of outstanding corporate bonds and contributed to the rise in the high-yield bond default rate to about 4%.

     The second unfavorable trend was the poor performance of Old Economy cyclical companies, such as automobiles, forest products, chemicals, and steel. These companies, which had failed to participate fully in the U.S. economy's good health, were hurt by falling commodity prices (other than oil) and by concerns over the possibility of a steeper-than-expected slowdown in economic growth. Negative returns in the range of 10% to 30% on their bonds (see chart on page 2) helped drag down the entire high-yield market.

--------------------------------------------------------------------------------

TOTAL RETURN BY INDUSTRY SECTOR
-------------------------------
                         Percent
                         -------
Energy                     14.82
Utitlity                    9.54
Homebuilders                8.57
Aerospace                   7.22
Healthcare Services         5.70
Broadcasting                5.38
Information Technology      4.74
Gaming/Leisure              4.10
Cellular                    0.28
Consumner durables         -6.83
Chemicals                  -7.69
Service                    -8.92
Forest producst            -9.52
Cable                     -10.90
Retail                    -19.80
Automotive                -21.72
Wirelines                 -30.44
Steel                     -31.77

--------------------------------------------------------------------------------

     Lastly, these trends were exacerbated by a general lack of liquidity in the market, reflecting negative cash flows in high-yield mutual funds and the reluctance of Wall Street dealers to commit capital to facilitate trading.

     As the chart shows, about half of the industries in the high-yield universe remained healthy, led by 15% returns in the energy sector and including homebuilding, utilities, information technology, and others. Even wireless (cellular) communications, the other major component of the beleaguered telecom sector, eked out a positive return as the group's financial health and prospects remained solidly positive even though the stocks were swept along in the Nasdaq sell-off.

PERFORMANCE PICTURE HAS BRIGHT SIDE
-----------------------------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 11/30/00        6 Months  12 Months
----------------------        --------  ---------
High Yield Fund                 -3.46%    -3.79%
CS First Boston Global
High Yield Index                -4.19     -5.95
Lipper High Yield
Funds Average                   -7.16     -9.07


     In contrast to the average high-yield bond fund, which declined over 9% for the year ended November 30, your fund returned a negative 3.79%. This return also compared favorably with the -5.95% return of the CS First Boston Global High Yield Index. A principal decline of $1.03 per share over the 12 months was partially offset by per share income of $0.77. The past six months included the bulk of the year's principal decline, which was only partially offset by income and resulted in a total six-month return of -3.46%. For that period, the fund's return also was better than deeper losses incurred by the average competitor fund and our benchmark index. At period end, the fund's 30-day dividend yield was 10.82%.


=============================
At period end, the fund's
30-day dividend yield
was 10.82%.
=============================


     While there's no denying the disappointment of a negative return, we were glad it wasn't worse and were pleased to surpass our benchmarks. Performance reflected some defensive and offensive successes. On the defensive side, results were aided by our reduced exposure to the troubled wireline communications area from 10% to 6% of net assets, as shown in the Sector Diversification table following this letter. At the same time, we increased our cash position from 6% to 10%, which provided some ballast in the storm. Relatively limited holdings in other hard-hit industries, such as autos, metals, and paper, also helped stem losses.

     For the offense, our largest industry concentration (10%) remained wireless communications, which, while not robust, at least held its own during the past six months. In fact, two of our wireless holdings, VoiceStream Wireless and Clearnet Communications, benefited from being acquired by investment-grade companies.

     The fund's results were also helped by significant exposure to industry sectors that performed well during the period, including energy (7% of net assets), health care (increased from 3% of net assets to 7% during the six months), gaming (6%), and broadcasting (4%). Among our larger industry holdings, the only group that performed badly for us besides wireline communications was cable operators (8% of net assets).

STRATEGY FOCUSES ON RESEARCH, DIVERSIFICATION
---------------------------------------------

     Our overall approach to managing the fund was unchanged, as we continued to emphasize intensive credit research, diversification among industry sectors, and an active sell discipline. As market conditions deteriorated over the past six months, however, we did make some defensive moves, as noted, such as cutting almost in half our exposure to the sinking wireline industry, increasing our cash position, and beefing up our weighting in higher-quality (BB rated) bonds. Credit research efforts and our disciplined selling policy continued to pay off by largely sparing the fund from the rising tide of credit problems and bond defaults. The two modest holdings that defaulted in 1999 were joined by only one other, Dyersberg, a textile manufacturer whose bonds we had previously marked down in value. The three positions together totaled about 1.4% of net assets at period end.

     The fund's overall credit quality remained at B+, with 13% now in investment-grade securities, as shown in the pie chart, and over 70% in the BB and B categories. We pared holdings in the lower-tier, CCC, range from 10% to 7%.

--------------------------------------------------------------------------------
       Security Diversification shown here with the following pie slices;
                    AAA,AA,A,BBB 13%; BB 16%, B 55%, CCC 7%,
                    Nonrated (convertibles and equities) 9%
--------------------------------------------------------------------------------


     Nextel Communications in the wireless telecom industry remained our largest holding, with the top 25 positions composing only 27% of net assets. The fund continued to hold securities of over 200 different companies spread over some two dozen industries. In making new investments, we are beginning to acquire some medium-quality, Old Economy names that have been beaten down but which we believe have appreciation potential as well as high income.

WE REMAIN CAUTIOUS
------------------

     After venturing a word of optimism six months ago, we are going to keep our head down this time. The high-yield market's near-term direction depends very much on the direction of the economy. If growth slows more than we or even the Federal Reserve are expecting, then lower-quality bonds will continue to struggle. But if the economy does have a so-called soft landing -- slower growth but no recession -- the environment should improve for the cyclical industry sectors that performed poorly in recent months. Fed Chairman Greenspan's outlook for slower but sustainable growth is a positive one for our market.

     The problems in the wireline telecommunications industry are not directly tied to the economy, but rather to overbuilding and changing demand, so our market cannot look to that area as a turnaround catalyst. In contrast, we think the wireless industry, another major source of high-yield debt, continues to have a promising future, and its bonds could well recover when investors return to technology and telecom stocks.

     We would remind you that this sector of the market continues to generate high income, but that this above-average income can be accompanied by the kind of volatility we have seen recently. For that reason, an investment in the fund is appropriate only for a long investment horizon.

We appreciate your confidence.

Very truly yours,

/s/

Mark J. Vaselkiv
Chairman of the fund's Investment Advisory Committee

December 18, 2000

================================================================================

T. Rowe Price High Yield Fund
-----------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
--------------
                                                       5/31/00         11/30/00
-------------------------------------------------------------------------------
Price Per Share                                        $  7.50        $  6.88
-------------------------------------------------------------------------------
Dividends Per Share
     For 6 months                                         0.39           0.38
-------------------------------------------------------------------------------
     For 12 months                                        0.77           0.77
-------------------------------------------------------------------------------
30-Day Dividend Yield *                                  10.29%         10.82%
-------------------------------------------------------------------------------
30-Day Standardized Yield to Maturity                    11.47          12.49
-------------------------------------------------------------------------------
Weighted Average Maturity (years)                         8.8            8.0
-------------------------------------------------------------------------------
Weighted Average Effective Duration (years)               4.3            4.5
-------------------------------------------------------------------------------
Weighted Average Quality **                                B+             B+
-------------------------------------------------------------------------------

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value per share at the end of the period.
**   Based on T. Rowe Price research.

================================================================================
T. Rowe Price High Yield Fund
-----------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                                    Percent of
                                                                    Net Assets
                                                                      11/30/00
-------------------------------------------------------------------------------
  Nextel Communications                                                    2.4%
-------------------------------------------------------------------------------
  Cablevision Systems (CSC Holdings)                                       2.1
-------------------------------------------------------------------------------
  Colt Telecom                                                             1.2
-------------------------------------------------------------------------------
  Frontiervision                                                           1.2
-------------------------------------------------------------------------------
  VoiceStream Wireless                                                     1.1
-------------------------------------------------------------------------------

  Dobson Communications                                                    1.1
-------------------------------------------------------------------------------
  HCA Healthcare                                                           1.1
-------------------------------------------------------------------------------
  Tenet Healthcare                                                         1.1
-------------------------------------------------------------------------------
  Lennar                                                                   1.1
-------------------------------------------------------------------------------
  Courtyard by Marriott II                                                 1.0
-------------------------------------------------------------------------------
  Pegasus Communications                                                   1.0
-------------------------------------------------------------------------------
  International Wire                                                       1.0
-------------------------------------------------------------------------------
  Sinclair Broadcasting                                                    1.0
-------------------------------------------------------------------------------
  AES                                                                      1.0
-------------------------------------------------------------------------------
  Intermedia Communications                                                1.0
-------------------------------------------------------------------------------
  Amkor Technologies                                                       0.9
-------------------------------------------------------------------------------
  United International Holdings                                            0.9
-------------------------------------------------------------------------------
  Bway                                                                     0.9
-------------------------------------------------------------------------------
  Universal Compression                                                    0.9
-------------------------------------------------------------------------------
  Venetian Casino                                                          0.9
-------------------------------------------------------------------------------
  TravelCenters of America                                                 0.9
-------------------------------------------------------------------------------
  Chancellor Media                                                         0.8
-------------------------------------------------------------------------------
  Premier Parks                                                            0.8
-------------------------------------------------------------------------------
  YPF Sociedad Anonima                                                     0.8
-------------------------------------------------------------------------------
  CMS Energy                                                               0.7
-------------------------------------------------------------------------------
  Total                                                                   26.9%

  Note: Table excludes reserves.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        5/31/00       11/30/00
-------------------------------------------------------------------------------
  Wireless Communications                                  10%            10%
-------------------------------------------------------------------------------
  Cable Operators                                           7              8
-------------------------------------------------------------------------------
  Energy                                                    7              7
-------------------------------------------------------------------------------
  Health Care                                               3              7
-------------------------------------------------------------------------------
  Wireline Communications                                  10              6
-------------------------------------------------------------------------------
  Gaming                                                    5              6
-------------------------------------------------------------------------------
  Broadcasting                                              5              4
-------------------------------------------------------------------------------
  Electronic Components                                     1              3
-------------------------------------------------------------------------------
  Specialty Chemicals                                       2              3
-------------------------------------------------------------------------------
  Service                                                   3              3
-------------------------------------------------------------------------------
  Electric Utilities                                        1              2
-------------------------------------------------------------------------------
  Paper and Paper Products                                  4              2
-------------------------------------------------------------------------------
  Lodging                                                   2              2
-------------------------------------------------------------------------------
  Consumer Products                                         3              2
-------------------------------------------------------------------------------
  Long Distance                                             3              2
-------------------------------------------------------------------------------
  Textiles and Apparel                                      2              2
-------------------------------------------------------------------------------
  Manufacturing                                             2              2
-------------------------------------------------------------------------------
  Food and Tobacco                                          2              2
-------------------------------------------------------------------------------
  Automobiles and Related                                   2              2
-------------------------------------------------------------------------------
  Building Products                                         2              2
-------------------------------------------------------------------------------
  Metals and Mining                                         2              2
-------------------------------------------------------------------------------
  Container                                                 2              2
-------------------------------------------------------------------------------
  Printing and Publishing                                   2              2
-------------------------------------------------------------------------------
  Money Market Funds *                                      6             10
-------------------------------------------------------------------------------
  All Other                                                10              6
-------------------------------------------------------------------------------
  Other Assets Less Liabilites                              2              1
-------------------------------------------------------------------------------
  Total                                                   100%           100%

  *  See note at end of financial statements.
================================================================================

T. Rowe Price High Yield Fund
-----------------------------
PERFORMANCE COMPARISON
----------------------
     These charts show the value of a hypothetical $10,000 investment in each class over the past 10 fiscal year periods or since inception (for classes lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


                           CS First Boston
                       Global High Yield Index      High Yield shares
                       -----------------------      -----------------
11/30/90                        10000                     10000
11/30/91                        14341                     13046
11/30/92                        16662                     14852
11/30/93                        19788                     18112
11/30/94                        19633                     16886
11/30/95                        22999                     19365
11/30/96                        25683                     21642
11/30/97                        29224                     24716
11/30/98                        29730                     26265
11/30/99                        30268                     26926
11/30/00                        28466                     25905

--------------------------------------------------------------------------------

                           CS First Boston
                           High Yield Index       High Yield PLUS shares
                           ----------------       ----------------------
3/31/00                         10000                     10000
11/30/00                         9413                      9564


AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                Since Inception
Periods Ended 11/30/00           1 Year  5 Years  10 Years  Inception      Date
----------------------           ------  -------  --------  ---------      ----
High Yield shares                -3.79%    5.99%     9.99%      -           -
High Yield Advisor Class shares     -         -         -    -4.36%     3/31/00

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------                                         Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
HIGH YIELD SHARES
-----------------
                         6 Months    Year
                            Ended   Ended
                         11/30/00 5/31/00  5/31/99  5/31/98  5/31/97  5/31/96
NET ASSET VALUE
Beginning of period       $  7.50  $ 8.32   $ 8.85  $  8.43  $  8.13  $  8.16
-------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)              0.38    0.76     0.75     0.77     0.75     0.73
  Net realized and
  unrealized gain (loss)    (0.62)  (0.81)   (0.53)    0.41     0.30    (0.02)
-------------------------------------------------------------------------------
  Total from
  investment activities     (0.24)  (0.05)    0.22     1.18     1.05     0.71
-------------------------------------------------------------------------------
Distributions
  Net investment income     (0.38)  (0.77)   (0.75)   (0.76)   (0.75)   (0.74)
-------------------------------------------------------------------------------
NET ASSET VALUE
End of period             $  6.88  $ 7.50   $ 8.32  $  8.85  $  8.43  $  8.13

Ratios/Supplemental Data
Total return*               (3.46)% (0.63)%  2.73%    14.51%   13.49%    9.06%
-------------------------------------------------------------------------------
Ratio of total expenses to
average net assets           0.82%+  0.83%    0.82%    0.81%    0.84%    0.85%
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                  10.00%+  9.60%    8.93%    8.78%    9.15%    8.89%
-------------------------------------------------------------------------------
Portfolio turnover rate     70.6%+   75.9%    95.6%    129.6%   111.3%  100.1%
-------------------------------------------------------------------------------
Net assets, end of period
(in millions)             $ 1,408  $1,524   $1,776  $ 1,725  $ 1,401  $ 1,229
-------------------------------------------------------------------------------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------                                         Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
HIGH YIELD ADVISOR CLASS SHARES
-------------------------------
                                                6 Months          3/31/00
                                                   Ended          Through
                                                11/30/00          5/31/00
NET ASSET VALUE
Beginning of period                            $    7.50        $    7.70
------------------------------------------------------------------------------
Investment activities
 Net investment income (loss)                       0.38             0.12
 Net realized and
 unrealized gain (loss)                            (0.62)           (0.19)
------------------------------------------------------------------------------
 Total from
 investment activities                             (0.24)           (0.07)
------------------------------------------------------------------------------
Distributions
 Net investment income                             (0.38)           (0.13)
------------------------------------------------------------------------------
NET ASSET VALUE
End of period                                  $    6.88        $    7.50

Ratios/Supplemental Data
Total return*                                      (3.48)%          (0.90)%
------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                  0.84%+           0.68%+
------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                          9.78%+          10.01%+
------------------------------------------------------------------------------
Portfolio turnover rate                            70.6%+           75.9%+
------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $     500        $      10
------------------------------------------------------------------------------
     * Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
     +    Annualized


The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------
Unaudited                                                  November 30, 2000

STATEMENT OF NET ASSETS
-----------------------                               Par/Shares       Value
                                                                In thousands

CORPORATE BONDS AND NOTES  80.6%
Aerospace and Defense  1.3%
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09               $   4,550   $    4,084
-----------------------------------------------------------------------------
BE Aerospace, Sr. Sub. Notes, 8.00%, 3/1/08               4,875        4,436
-----------------------------------------------------------------------------
Communications & Power Industries
     Sr. Sub. Notes, 12.00%, 8/1/05                       4,000        2,840
-----------------------------------------------------------------------------
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                    6,750        5,332
-----------------------------------------------------------------------------
Hexcel, Sr. Sub. Notes, 9.75%, 1/15/09                    2,085        1,916
-----------------------------------------------------------------------------
                                                                      18,608
-----------------------------------------------------------------------------
Automobiles and Related  1.8%
Advance Stores, Sr. Sub. Notes, 10.25%, 4/15/08           5,840        4,088
-----------------------------------------------------------------------------
Aftermarket Technology, Sr. Sub. Notes,
        12.00%, 8/1/04                                    3,810        3,658
-----------------------------------------------------------------------------
Dana, Sr. Notes, 6.50%, 3/1/09                            3,000        2,280
-----------------------------------------------------------------------------
Hayes Lemmerz International, Sr. Sub. Notes,
        8.25%, 12/15/08                                   4,300        2,494
-----------------------------------------------------------------------------
Hayes Wheels International, Sr. Sub. Notes,
        11.00%, 7/15/06                                   2,725        1,948
-----------------------------------------------------------------------------
Lear
     Sr. Notes
          7.96%, 5/15/05                                  1,725        1,619
-----------------------------------------------------------------------------
          8.11%, 5/15/09                                  4,050        3,660
-----------------------------------------------------------------------------
MSX International, Sr. Sub. Notes, 11.375%,1/15/08        6,550        5,993
-----------------------------------------------------------------------------
                                                                      25,740
-----------------------------------------------------------------------------
Broadcasting  2.4%
Acme Television, Sr. Disc. Notes, 10.875%, 9/30/04        6,075        5,346
-----------------------------------------------------------------------------

Chancellor Media
     Sr. Sub Notes
          8.00%, 11/1/08                                  6,700        6,700
-----------------------------------------------------------------------------
          8.125%, 12/15/07                                1,750        1,776
-----------------------------------------------------------------------------
          8.75%, 6/15/07                                  2,850        2,879
-----------------------------------------------------------------------------
Paxson Communications, Sr. Sub. Notes,
        11.625%, 10/1/02                                  4,750        4,833
-----------------------------------------------------------------------------
Radio Unica, Sr. Notes, STEP, 0%, 8/1/06                 11,075        7,199
-----------------------------------------------------------------------------
Sinclair Broadcasting, Sr. Sub. Notes,
        10.00%, 9/30/05                                   4,800        4,512
-----------------------------------------------------------------------------
                                                                      33,245
-----------------------------------------------------------------------------
Building Products  1.8%
American Builders & Contractors Supply,
        Sr. Sub. Notes
          10.625%, 5/15/07                                8,800        7,128
-----------------------------------------------------------------------------
Associated Materials, Sr. Sub. Notes, 9.25%,3/1/08        2,650        2,544
-----------------------------------------------------------------------------
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08           14,500        9,570
-----------------------------------------------------------------------------
Nortek, Sr. Sub. Notes, 9.875%, 3/1/04                    6,300        5,780
-----------------------------------------------------------------------------
                                                                      25,022
-----------------------------------------------------------------------------
Building and Real Estate  1.1%
Lennar, Sr. Notes, 9.95%, 5/1/10                      $  15,000   $   14,850
-----------------------------------------------------------------------------
                                                                      14,850
-----------------------------------------------------------------------------
Cable Operators  6.0%
Callahan Nordrhein, Sr. Notes
     (144a), 14.00%, 7/15/10 (EUR) +                      9,700        7,254
-----------------------------------------------------------------------------
Charter Communications Holdings, Sr. Disc. Notes
     STEP, 0%, 4/1/11                                     5,875        3,143
-----------------------------------------------------------------------------
Classic Cable
     Sr. Sub. Notes
          9.375%, 8/1/09                                  4,250        2,125
-----------------------------------------------------------------------------
          10.50%, 3/1/10                                  2,500        1,250
-----------------------------------------------------------------------------
Coaxial Commerce Central Ohio, Sr. Notes,
        10.00%, 8/15/06                                   6,250        5,938
-----------------------------------------------------------------------------

Coaxial, Sr. Notes, STEP, 0%, 8/15/08                     4,200        2,961
-----------------------------------------------------------------------------
Frontiervision Holdings
     Sr. Disc. Notes, STEP, 0%, 9/15/07                  18,600       14,508
-----------------------------------------------------------------------------
     Sr. Notes, 11.00%, 10/15/06                          2,625        2,257
-----------------------------------------------------------------------------
International Cabletel, Sr. Notes, STEP, 0%,2/1/06        6,650        5,719
-----------------------------------------------------------------------------
Northland Cable Television, Sr. Sub. Notes,
        10.25%, 11/15/07                                  6,000        4,380
-----------------------------------------------------------------------------
NTL Communications, Sr. Notes, (144a),
        11.875%, 10/1/10 +                                8,125        6,622
-----------------------------------------------------------------------------
Telewest Communications
     Sr. Disc. Deb., 11.00%, 10/1/07                      6,300        5,292
-----------------------------------------------------------------------------
     Sr. Notes, 9.875%, 2/1/10                            4,750        3,563
-----------------------------------------------------------------------------
United International Holdings
     Sr. Disc. Notes, STEP, 0%, 2/15/08                  31,325       12,843
-----------------------------------------------------------------------------
United Pan Europe Communications
     Sr. Disc. Notes, STEP, 0%, 2/1/10                   19,850        5,161
-----------------------------------------------------------------------------
     Sr. Notes, 10.875%, 8/1/09                           3,100        1,767
-----------------------------------------------------------------------------
                                                                      84,783
-----------------------------------------------------------------------------
Consumer Products  2.2%
Ballys Total Fitness, Sr. Sub. Notes,
        9.875%, 10/15/07                                  7,075        6,438
-----------------------------------------------------------------------------
Chattem
     Sr. Sub. Notes
          8.875%, 4/1/08                                  4,500        3,150
-----------------------------------------------------------------------------
          12.75%, 6/15/04                                 2,000        2,000
-----------------------------------------------------------------------------
Corning Consumer Products, Sr. Sub. Notes,
        9.625%, 5/1/08                                    2,650          530
-----------------------------------------------------------------------------
Hedstrom Holdings, Sr. Disc.Notes, STEP, 0%,6/1/09        2,100           21
-----------------------------------------------------------------------------
Holmes Products, Gtd. Sr. Sub. Notes
          9.875%, 11/15/07                                2,800        1,512
-----------------------------------------------------------------------------
Jostens, Units
     (Each unit consists of a $1,000 par
        Sr. Sub. Note
          (144a), 12.75%, 5/1/10, and 1 warrant) +    $   5,050   $    4,545
-----------------------------------------------------------------------------

Mattress Discounters, Sr. Notes, 12.625%, 7/15/07         4,000        3,580
-----------------------------------------------------------------------------
Sleepmaster, Sr. Sub. Notes, 11.00%, 5/15/09             10,000        8,588
-----------------------------------------------------------------------------
                                                                      30,364
-----------------------------------------------------------------------------
Container  1.5%
Applied Extrusion Technology, Sr. Notes,
        11.50%, 4/1/02                                    5,575        4,321
-----------------------------------------------------------------------------
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                    13,905       12,653
-----------------------------------------------------------------------------
U.S. Can, Sr. Notes, (144a), 12.375%, 10/1/10 +           5,000        4,900
-----------------------------------------------------------------------------
                                                                      21,874
-----------------------------------------------------------------------------
Electric Utilities  2.4%
Aes
     Sr. Notes
          8.50%, 11/1/07                                  7,000        6,545
-----------------------------------------------------------------------------
          9.50%, 6/1/09                                   7,000        6,965
-----------------------------------------------------------------------------
CMS Energy, Sr. Notes, 9.875%, 10/15/07                  10,000       10,283
-----------------------------------------------------------------------------
Orion Power Holdings, Sr. Notes, (144a),
        12.00%, 5/1/10 +                                  8,820        9,437
-----------------------------------------------------------------------------
                                                                      33,230
-----------------------------------------------------------------------------
Electronic Components  3.2%
Amkor Technology
     Sr. Notes, 9.25%, 5/1/06                             7,000        6,615
-----------------------------------------------------------------------------
     Sr. Sub. Notes, 10.50%, 5/1/09                       7,000        6,615
-----------------------------------------------------------------------------
Asat Finance, Gtd. Sr. Notes, (144a),
        12.50%, 11/1/06                                   8,515        8,174
-----------------------------------------------------------------------------
Chippac International, Sr. Sub. Notes,
        12.75%, 8/1/09                                    1,925        1,935
-----------------------------------------------------------------------------
Fairchild Semiconductor, Sr. Sub. Notes,
        10.375%, 10/1/07                                  5,800        5,568
-----------------------------------------------------------------------------
Flextronics International
     Sr. Sub. Notes, (144a)
          9.75%, 7/1/10 (EUR) +                           1,500        1,285
-----------------------------------------------------------------------------
          9.875%, 7/1/10 +                                4,500        4,263
-----------------------------------------------------------------------------

Intersil, Sr. Sub. Notes, 13.25%, 8/15/09                   553          614
-----------------------------------------------------------------------------
SCG Holding & Semiconductor, Sr. Sub. Notes,
         12.00%, 8/1/09                                   7,588        7,133
-----------------------------------------------------------------------------
Viasystems, Sr. Sub. Notes
          9.75%, 6/1/07                                   3,020        2,507
-----------------------------------------------------------------------------
                                                                      44,709
-----------------------------------------------------------------------------
Energy  6.5%
Canadian Forest Oil, Sr. Sub. Notes, 8.75%,9/15/07        7,200        6,912
-----------------------------------------------------------------------------
Comstock Resources, Sr. Notes, 11.25%, 5/1/07             7,100        7,242
-----------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub. Notes,
        9.50%, 5/15/07                                    7,050        5,499
-----------------------------------------------------------------------------
Eott Energy Partners, Sr. Notes, 11.00%, 10/1/09      $   4,900   $    5,072
-----------------------------------------------------------------------------
Forest Oil, Sr. Sub. Notes, 10.50%, 1/15/06               4,800        4,872
-----------------------------------------------------------------------------
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                   750          746
-----------------------------------------------------------------------------
Geophysique, Sr. Notes, (144a), 10.625%,11/15/07 +        4,950        4,956
-----------------------------------------------------------------------------
Nuevo Energy
     Sr. Sub. Notes
          9.50%, 6/1/08                                   2,500        2,500
-----------------------------------------------------------------------------
          (144a), 9.375%, 10/1/10 +                       1,500        1,496
-----------------------------------------------------------------------------
PDVSA Finance, 6.80%, 11/15/08                            8,700        7,495
-----------------------------------------------------------------------------
Plains Resources
     Sr. Sub. Notes
          10.25%, 3/15/06                                 5,335        5,362
-----------------------------------------------------------------------------
          (144a), 10.25%, 3/15/06 +                       2,000        1,995
-----------------------------------------------------------------------------
R&B Falcon, Sr. Notes, 6.75%, 4/15/05                     2,500        2,350
-----------------------------------------------------------------------------
RBF Finance, Sr. Notes, 11.00%, 3/15/06                   4,800        5,544
-----------------------------------------------------------------------------
Swift Energy, Sr. Sub. Notes, 10.25%, 8/1/09              7,000        7,070
-----------------------------------------------------------------------------
Universal Compression, Sr. Disc. Notes, STEP,
        0%, 2/15/08                                      15,615       12,492
-----------------------------------------------------------------------------
YPF Sociedad Anonima, Sr. Notes, 10.00%, 11/2/28         10,000       10,584
-----------------------------------------------------------------------------
                                                                      92,187
-----------------------------------------------------------------------------

Entertainment and Leisure  1.3%
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08               3,125        1,938
-----------------------------------------------------------------------------
Premier Parks
     Sr. Disc. Notes, STEP, 0%, 4/1/08                    9,500        6,412
-----------------------------------------------------------------------------
     Sr. Notes, 9.75%, 6/15/07                            5,000        4,675
-----------------------------------------------------------------------------
Yankeenets Capital, Sr. Notes, (144a),
        12.75%, 3/1/07 +                                  5,750        5,671
-----------------------------------------------------------------------------
                                                                      18,696
-----------------------------------------------------------------------------
Financial  1.6%
Bank United, Jr. Sub. Notes, 10.25%, 12/31/26             7,500        5,700
-----------------------------------------------------------------------------
DLJ Secured Loan Trust, 10.125%, 7/7/07                   4,500        4,680
-----------------------------------------------------------------------------
Euronet Services, 12.375%, 7/1/06 (EUR)                  10,500        2,217
-----------------------------------------------------------------------------
Golden State Holdings
     Sr. Notes
          7.00%, 8/1/03                                   7,025        6,714
-----------------------------------------------------------------------------
          7.125%, 8/1/05                                  2,975        2,762
-----------------------------------------------------------------------------
                                                                      22,073
-----------------------------------------------------------------------------
Food and Tobacco  1.9%
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                12,000        7,980
-----------------------------------------------------------------------------
Cott
     Sr. Notes
          8.50%, 5/1/07                               $   6,000   $    5,565
-----------------------------------------------------------------------------
          9.375%, 7/1/05                                  4,575        4,438
-----------------------------------------------------------------------------
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07            8,343        6,007
-----------------------------------------------------------------------------
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                 3,675        2,903
-----------------------------------------------------------------------------
                                                                      26,893
-----------------------------------------------------------------------------
Gaming  5.8%
Anchor Gaming, Sr. Sub. Notes, (144a),
        9.875%, 10/15/08 +                                4,650        4,720
-----------------------------------------------------------------------------
Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09             9,450        9,733
-----------------------------------------------------------------------------
Capital Gaming International, Sr. Notes,
        12.00%, 5/28/01 *++*                                  2            0
-----------------------------------------------------------------------------

Eldorado Resorts, Sr. Sub. Notes, 10.50%, 8/15/06         6,750        6,683
-----------------------------------------------------------------------------
Hollywood Casino Shreveport, 1st Mtg.,
        13.00%, 8/1/06                                    5,000        5,325
-----------------------------------------------------------------------------
Horseshoe Gaming LLC, Sr. Sub. Notes,
        9.375%, 6/15/07                                   9,425        9,260
-----------------------------------------------------------------------------
International Game Technology, Sr. Notes,
        8.375%, 5/15/09                                  10,000        9,750
-----------------------------------------------------------------------------
Isle of Capri Casinos, Sr. Sub. Notes,
        8.75%, 4/15/09                                    7,850        6,673
-----------------------------------------------------------------------------
Mandalay Resort Group, Sr. Notes, 9.50%, 8/1/08           4,400        4,378
-----------------------------------------------------------------------------
Mohegan Tribal Gaming, Sr. Notes, 8.125%, 1/1/06          5,000        4,875
-----------------------------------------------------------------------------
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06         8,000        8,160
-----------------------------------------------------------------------------
Venetian Casino, Sr. Sub. Notes, 14.25%, 11/15/05        12,525       12,274
-----------------------------------------------------------------------------
                                                                      81,831
-----------------------------------------------------------------------------
Health Care  6.5%
Bio-Rad Labs, Sr. Sub. Notes, 11.625%, 2/15/07            7,800        8,034
-----------------------------------------------------------------------------
Dade International, Sr. Sub. Notes, 11.125%,5/1/06        2,125          319
-----------------------------------------------------------------------------
Davita, Conv. Notes, 7.00%, 5/15/09                       1,299          958
-----------------------------------------------------------------------------
Fresenius Medical Care Capital Trust
     I, 9.00%, 12/1/06                                    6,500        6,240
-----------------------------------------------------------------------------
     II, 7.875%, 2/1/08                                   3,650        3,321
-----------------------------------------------------------------------------
HCA Healthcare, 8.75%, 9/1/10                            15,000       15,347
-----------------------------------------------------------------------------
Laisis Healthcare, Sr. Sub. Notes, 13.00%,10/15/09        5,000        4,400
-----------------------------------------------------------------------------
King Pharmaceuticals, Sr. Sub. Notes,
        10.75%, 2/15/09                                   5,800        6,090
-----------------------------------------------------------------------------
Lifepoint Hospitals Holdings, Sr. Sub. Notes,
        10.75%, 5/15/09                                   5,800        6,032
-----------------------------------------------------------------------------
Mariner Post Acute Network
     Sr. Sub. Notes, 9.50%, 11/1/07 *                     3,000           60
-----------------------------------------------------------------------------
     Sr. Sub. Disc. Notes, Zero Coupon, 11/1/07 *         8,100           81
-----------------------------------------------------------------------------

Omnicare, Sr. Sub. Deb. Conv., 5.00%, 12/1/07             8,000        5,976
-----------------------------------------------------------------------------
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06            1,000        1,030
-----------------------------------------------------------------------------
Quest Diagnostics, Gtd. Sr. Sub. Notes,
        10.75%, 12/15/06                                  8,050        8,533
-----------------------------------------------------------------------------
Tenet Healthcare
     Sr. Notes, 9.25%, 9/1/10                         $   6,000   $    6,195
-----------------------------------------------------------------------------
     Sr. Sub. Notes, 8.125%, 12/1/08                      5,000        4,775
-----------------------------------------------------------------------------
     Sub. Exch. Notes, 6.00%, 12/1/05                     5,000        4,350
-----------------------------------------------------------------------------
Total Renal Care
     Conv. Notes, 5.625%, 7/15/06                         5,700        4,218
-----------------------------------------------------------------------------
Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09          5,500        5,665
-----------------------------------------------------------------------------
                                                                      91,624
-----------------------------------------------------------------------------
Internet Service Providers  0.8%
Exodus Communications
     Sr. Notes
          10.75%, 12/15/09                                3,150        2,489
-----------------------------------------------------------------------------
          11.25%, 7/1/08                                  3,850        3,080
-----------------------------------------------------------------------------
          (144a), 11.375%, 7/15/08 (EUR) +                5,850        4,222
-----------------------------------------------------------------------------
Globix, Sr. Notes, 12.50%, 2/1/10                         4,000        1,920
-----------------------------------------------------------------------------
                                                                      11,711
-----------------------------------------------------------------------------
Lodging  2.0%
Courtyard by Marriott II, Sr. Notes, 10.75%,2/1/08       14,700       14,626
-----------------------------------------------------------------------------
HMH Properties, Sr. Notes, 7.875%, 8/1/08                 6,225        5,696
-----------------------------------------------------------------------------
John Q. Hammons Hotels, 1st Mtg. Notes,
        8.875%, 2/15/04                                   4,500        4,185
-----------------------------------------------------------------------------
Lodgian Financing, Sr. Sub. Notes, 12.25%, 7/15/09        4,050        3,767
-----------------------------------------------------------------------------
                                                                      28,274
-----------------------------------------------------------------------------
Long Distance  1.7%
Energis, Sr. Notes, 9.75%, 6/15/09                        4,400        4,092
-----------------------------------------------------------------------------
Esprit Telecom, Sr. Notes, 10.875%, 6/15/08               2,000           60
-----------------------------------------------------------------------------

Hermes Europe Railtel
     Sr. Notes
          10.375%, 1/15/09                                  150           60
-----------------------------------------------------------------------------
          11.50%, 8/15/07                                 2,150          860
-----------------------------------------------------------------------------
L3 Communications
     Sr. Notes
          9.125%, 5/1/08                                  2,650        1,749
-----------------------------------------------------------------------------
          11.00%, 3/15/08                                 4,800        3,696
-----------------------------------------------------------------------------
     Sr. Sub. Notes, 10.375%, 5/1/07                      4,780        4,888
-----------------------------------------------------------------------------
Metromedia Fiber Network, Sr. Notes,
        10.00%, 11/15/08                                  7,000        5,390
-----------------------------------------------------------------------------
Worldwide Fiber, Sr. Notes, 12.00%, 8/1/09                4,750        3,135
-----------------------------------------------------------------------------
                                                                      23,930
-----------------------------------------------------------------------------
Manufacturing  2.0%
Alfa Laval Special Finance, Sr. Notes, (144a)
          12.125%, 11/15/10 (EUR) +                   $   2,400   $    2,108
-----------------------------------------------------------------------------
Hawk, Sr. Notes, 10.25%, 12/1/03                          7,779        7,390
-----------------------------------------------------------------------------
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07           9,025        4,061
-----------------------------------------------------------------------------
International Wire, Sr. Sub. Notes
          11.75%, 6/1/05                                 14,302       14,016
-----------------------------------------------------------------------------
                                                                      27,575
-----------------------------------------------------------------------------
Metals and Mining  1.3%
Bethlehem Steel, Sr. Notes, 10.375%, 9/1/03               4,950        3,465
-----------------------------------------------------------------------------
Better Minerals & Aggregates, Sr. Sub. Notes
          13.00%, 9/15/09                                 7,750        6,045
-----------------------------------------------------------------------------
Golden Northwest Aluminum,1st Mtg.,12.00%,12/15/06        4,550        4,322
-----------------------------------------------------------------------------
Russel Metals, Sr. Notes, 10.00%, 6/1/09                  6,000        5,220
-----------------------------------------------------------------------------
                                                                      19,052
-----------------------------------------------------------------------------
Paper and Paper Products  2.3%
Ainsworth Lumber, Sr. Notes, 12.50%, 7/15/07              3,400        2,686
-----------------------------------------------------------------------------
Four M, Sr. Notes, 12.00%, 6/1/06                         4,750        4,418
-----------------------------------------------------------------------------

Millar Western, Sr. Notes, 9.875%, 5/15/08                3,400        2,890
-----------------------------------------------------------------------------
Norampac, Sr. Notes, 9.50%, 2/1/08                          875          888
-----------------------------------------------------------------------------
Paperboard International, Sr. Notes,8.375%,9/15/07        6,750        5,062
-----------------------------------------------------------------------------
Repap New Brunswick, Sr. Sec. Notes, 11.50%,6/1/04        3,950        4,464
-----------------------------------------------------------------------------
Riverwood International, Sr. Notes
          10.25%, 4/1/06                                  2,500        2,450
-----------------------------------------------------------------------------
          10.875%, 4/1/08                                 8,700        7,699
-----------------------------------------------------------------------------
U.S. Timberland Klamath Falls, Sr. Notes,
        9.625%, 11/15/07                                  2,160        1,728
-----------------------------------------------------------------------------
                                                                      32,285
-----------------------------------------------------------------------------
Printing and Publishing  1.5%
Hollinger International Publishing, Sr. Sub. Notes
          9.25%, 3/15/07                                  9,900        9,751
-----------------------------------------------------------------------------
Sun Media, Sr. Sub. Notes
          9.50%, 2/15/07                                  4,275        4,307
-----------------------------------------------------------------------------
          9.50%, 5/15/07                                  2,925        2,947
-----------------------------------------------------------------------------
Ziff Davis Media, Sr. Sub. Notes, (144a),
        12.00%, 7/15/10 +                                 5,700        4,731
-----------------------------------------------------------------------------
                                                                      21,736
-----------------------------------------------------------------------------
Restaurants  0.6%
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07          5,000        4,600
-----------------------------------------------------------------------------
Avado Brands, Sr. Notes, 9.75%, 6/1/06                    2,000          900
-----------------------------------------------------------------------------
Foodmaker, Sr. Notes, 8.375%, 4/15/08                     2,750        2,558
-----------------------------------------------------------------------------
                                                                       8,058
-----------------------------------------------------------------------------
Retail  0.0%
Safelite Glass, Sr. Sub. Notes, 9.875, 12/15/06 *     $   6,700   $       50
-----------------------------------------------------------------------------
                                                                          50
-----------------------------------------------------------------------------
Satellites  0.6%
Orbital Imaging, Sr. Notes, 11.625%, 3/1/05               3,400          680
-----------------------------------------------------------------------------

Pegasus Communications
     Sr. Notes
          9.625%, 10/15/05                                2,950        2,714
-----------------------------------------------------------------------------
          9.75%, 12/1/06                                  4,900        4,508
-----------------------------------------------------------------------------
                                                                       7,902
-----------------------------------------------------------------------------
Service  2.5%
AP Holdings, Sr. Disc. Notes, STEP, 0%, 3/15/08           4,300          215
-----------------------------------------------------------------------------
Avis Group Holdings, Sr. Sub. Notes, 11.00%,5/1/09        8,000        8,560
-----------------------------------------------------------------------------
Coinmach, Sr. Notes, 11.75%, 11/15/05                     8,475        8,518
-----------------------------------------------------------------------------
Global Imaging, Sr. Sub. Notes, 10.75%, 2/15/07           6,300        4,725
-----------------------------------------------------------------------------
Intertek Finance, Sr. Notes, 10.25%, 11/1/06              7,700        3,850
-----------------------------------------------------------------------------
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                     7,425        6,905
-----------------------------------------------------------------------------
Sitel, Sr. Sub. Notes, 9.25%, 3/15/06                     3,475        2,919
-----------------------------------------------------------------------------
                                                                      35,692
-----------------------------------------------------------------------------
Specialty Chemicals  2.6%
American Pacific, Sr. Notes, 9.25%, 3/1/05                5,750        5,635
-----------------------------------------------------------------------------
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +          8,125        7,719
-----------------------------------------------------------------------------
Ineos Acrylics Finance, Sr. Notes, (144a),
        10.25%, 5/15/10 +                                 1,950        1,551
-----------------------------------------------------------------------------
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                  8,850        8,363
-----------------------------------------------------------------------------
Lyondell Chemical
     Sr. Notes, 9.875%, 5/1/07                            2,400        2,280
-----------------------------------------------------------------------------
     Sr. Sub. Notes, 10.875%, 5/1/09                      2,875        2,674
-----------------------------------------------------------------------------
Octel, Sr. Notes, 10.00%, 5/1/06                          9,255        8,700
-----------------------------------------------------------------------------
                                                                      36,922
-----------------------------------------------------------------------------

Supermarkets  0.2%
Jitney-Jungle Stores
     Sr. Sub. Notes
          10.375%, 9/15/07                                8,000           60
-----------------------------------------------------------------------------
          12.00%, 3/1/06                                  3,100           46
-----------------------------------------------------------------------------
The Pantry, Sr. Sub. Notes, 10.25%, 10/15/07              3,325        3,051
-----------------------------------------------------------------------------
                                                                       3,157
-----------------------------------------------------------------------------
Textiles and Apparel  1.7%
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03          $  13,100   $    9,170
-----------------------------------------------------------------------------
Delta Mills, Sr. Notes, 9.625%, 9/1/07                    7,600        6,612
-----------------------------------------------------------------------------
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                 10,150          596
-----------------------------------------------------------------------------
Westpoint Stevens
     Sr. Notes
          7.875%, 6/15/05                                 7,825        5,556
-----------------------------------------------------------------------------
          7.875%, 6/15/08                                 2,000        1,360
-----------------------------------------------------------------------------
                                                                      23,294
-----------------------------------------------------------------------------
Transportation (excluding Railroad)  1.2%
Greyhound Lines, Sr. Notes, 11.50%, 4/15/07               1,100          792
-----------------------------------------------------------------------------
Petro Stopping, Sr. Notes, 10.50%, 2/1/07                 5,700        4,731
-----------------------------------------------------------------------------
TravelCenters of America, Sr. Sub. Notes, (144a),
          12.75%, 5/1/09 +                              12,800        12,000
-----------------------------------------------------------------------------
                                                                      17,619
-----------------------------------------------------------------------------
Wireless Communications  7.5%
Airgate PCS, Sr. Sub. Notes, STEP, 0%, 10/1/09            8,600        4,128
-----------------------------------------------------------------------------
Alamosa Holdings, Sr. Disc. Notes,
        Zero Coupon, 2/15/10                              7,275        2,910
-----------------------------------------------------------------------------
Clearnet Communications (Class A1)
     Sr. Disc. Notes, (144a), STEP, 0%, 5/1/09 +          1,450        1,153
-----------------------------------------------------------------------------
Dobson Communications, Sr. Notes, 10.875%, 7/1/10         5,000        4,800
-----------------------------------------------------------------------------
Horizon, Sr. Disc. Notes, (144a), STEP,0%,10/1/10+        9,150        3,706
-----------------------------------------------------------------------------
IPCS, Sr. Notes, (144a), STEP, 0%, 7/15/10 +              8,700        3,524
-----------------------------------------------------------------------------
Leap Wireless, Sr. Disc. Notes, STEP, 0%, 4/15/10         3,475          695
-----------------------------------------------------------------------------

Microcell Telecommunications
     Sr. Disc. Notes
          STEP, 0%, 10/15/07 (CAD)                        1,450          689
-----------------------------------------------------------------------------
          STEP, 0%, 6/1/06 (CAD)                          5,375        5,093
-----------------------------------------------------------------------------
Millicom International Cellular
     Sr. Sub. Disc. Notes, Zero Coupon, 6/1/06            7,825        6,104
-----------------------------------------------------------------------------
Nextel Communications
     Sr. Disc. Notes
          STEP, 0%, 10/31/07                              2,000        1,380
-----------------------------------------------------------------------------
          STEP, 0%, 2/15/08                               5,775        3,869
-----------------------------------------------------------------------------
Nextel International, Sr. Notes, (144a),
        12.75%, 8/1/10 +                                  7,000        5,740
-----------------------------------------------------------------------------
Nextel Partners, Sr. Disc. Notes, STEP, 0%, 2/1/09       14,210        9,165
-----------------------------------------------------------------------------
Price Communications Wireless, Sr. Notes,
        9.125%, 12/15/06                                  8,675        8,935
-----------------------------------------------------------------------------
Rogers Cantel, Sr. Deb., 9.75%, 6/1/16                    6,625        7,089
-----------------------------------------------------------------------------
Telecorp PCS
     Sr. Sub. Disc. Notes, Zero Coupon, 4/15/09       $   3,150   $    2,000
-----------------------------------------------------------------------------
     Sr. Sub. Notes, 10.625%, 7/15/10                     3,400        3,230
-----------------------------------------------------------------------------
Triton PCS, Sr. Sub. Disc. Notes, STEP, 0%, 5/1/08       12,275        9,083
-----------------------------------------------------------------------------
Ubiquitel, Sr. Disc. Notes, STEP, 0%, 4/15/10            15,500        6,045
-----------------------------------------------------------------------------
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09       15,000       16,050
-----------------------------------------------------------------------------
                                                                     105,388
-----------------------------------------------------------------------------
Wireline Communications  4.8%
Alaska Communications, Sr. Sub. Notes,
        9.375%, 5/15/09                                   8,700        7,134
-----------------------------------------------------------------------------
Allegiance Telecom, Sr. Notes, Zero Coupon,2/15/08       10,625        6,056
-----------------------------------------------------------------------------
Colt Telecom Group, Sr. Disc. Notes, STEP,
        0%, 12/15/06                                     20,000       17,600
-----------------------------------------------------------------------------
Completel Europe, Sr. Notes, 14.00%, 4/15/10 (EUR)        4,850        3,248
-----------------------------------------------------------------------------
Covad Communications Group, Sr. Disc. Notes,
        13.50%, 3/15/08        7,850        1,021
-----------------------------------------------------------------------------

Focal Communications, Sr. Notes, 11.875%, 1/15/10         4,275        2,223
-----------------------------------------------------------------------------
Intermedia Communications
     Sr. Disc. Notes, STEP, 0%, 5/15/06                   1,000          900
-----------------------------------------------------------------------------
     Sr. Notes
          8.60%, 6/1/08                                   4,900        4,312
-----------------------------------------------------------------------------
          8.875%, 11/1/07                                 1,400        1,232
-----------------------------------------------------------------------------
Jazztel, Sr. Notes, 13.25%, 12/15/09                      2,900        1,576
-----------------------------------------------------------------------------
KMC Telecom Holdings
     Sr. Notes
          STEP, 0%, 2/15/08                               9,650          965
-----------------------------------------------------------------------------
          13.50%, 5/15/09                                 2,000          600
-----------------------------------------------------------------------------
McLeod USA, Sr. Notes, STEP, 0%,Zero Coupon,3/1/07        9,700        7,420
-----------------------------------------------------------------------------
Nextlink Communications, Sr. Disc. Notes, STEP,
        0%, 6/1/09                                        3,950        1,323
-----------------------------------------------------------------------------
Tele1 Europe, Sr. Notes, 13.00%, 5/15/09                  4,175        3,507
-----------------------------------------------------------------------------
Time Warner Telecom, Sr. Notes, 9.75%, 7/15/08            5,350        4,494
-----------------------------------------------------------------------------
Versatel Telecom, Sr. Notes, 13.25%, 5/15/08              6,350        4,191
-----------------------------------------------------------------------------
                                                                      67,802
-----------------------------------------------------------------------------
Total Corporate Bonds and Notes (Cost  $1,331,123)                 1,136,176
-----------------------------------------------------------------------------

EQUITY AND CONVERTIBLE SECURITIES  9.1%
Automobiles and Related  0.0%
Hayes Wheels International, Warrants, 7/1/03 *               18           14
-----------------------------------------------------------------------------
                                                                          14
-----------------------------------------------------------------------------
Broadcasting  1.4%
Citadel Broadcasting, Pfd. Stock (Series B), PIK *           70   $    7,602
-----------------------------------------------------------------------------
Cumulus Media, Exch. Pfd. Stock (Series A), PIK *             3        2,449
-----------------------------------------------------------------------------
Sinclair Broadcasting, Conv. Pfd.                            60        1,568
-----------------------------------------------------------------------------
Sinclair Capital, Pfd. Stock (Series B)                      87        7,785
-----------------------------------------------------------------------------
                                                                      19,404
-----------------------------------------------------------------------------

Cable Operators  2.2%
Classic Communications, Common Stock, (144a) *++              9           32
-----------------------------------------------------------------------------
CSC Holdings
     Pfd. Stock (Series H), PIK                              46        4,991
-----------------------------------------------------------------------------
     Pfd. Stock (Series M), PIK                             235       25,168
-----------------------------------------------------------------------------
Peachtree Cable Associates, Common Stock                     10            0
-----------------------------------------------------------------------------
Time Warner Telecom, Common Stock                             2           95
-----------------------------------------------------------------------------
UIH Australia Pacific, Warrants, 5/15/06 *                    5           25
-----------------------------------------------------------------------------
                                                                      30,311
-----------------------------------------------------------------------------
Consumer Products  0.0%
Hedstrom Holdings, Common Stock, (144a) *                   246            2
-----------------------------------------------------------------------------
Jostens, Warrants, 5/1/10 *                                   5          101
-----------------------------------------------------------------------------
Mattress Discounters, Warrants, 7/15/07 *                     4           40
-----------------------------------------------------------------------------
                                                                         143
-----------------------------------------------------------------------------
Electronic Components  0.0%
Asat Finance LLC, Warrants, (144a) +*                         2          112
-----------------------------------------------------------------------------
                                                                         112
-----------------------------------------------------------------------------
Gaming  0.0%
Capital Gaming International, Common Stock++*                 1            0
-----------------------------------------------------------------------------
                                                                           0
-----------------------------------------------------------------------------
Health Care  0.0%
Wright Medical Technology, Warrants, 6/30/03 *               38            0
-----------------------------------------------------------------------------
                                                                           0
-----------------------------------------------------------------------------
Internet Service Providers  0.0%
Cybernet Internet Services, Warrants, 7/1/09 *                3           17
-----------------------------------------------------------------------------
Splitrock Services, Warrants, 7/15/08++*                      2          247
-----------------------------------------------------------------------------
                                                                         264
-----------------------------------------------------------------------------
Lodging  0.2%
Lodgian Capital Trust I, Conv. Exch. Pfd. Stock *           125        2,375
-----------------------------------------------------------------------------
                                                                       2,375
-----------------------------------------------------------------------------

Long Distance  0.6%
Global Crossing Holdings, Sr. Pfd. Exch. Stock              101   $    9,068
-----------------------------------------------------------------------------
RSL Communications, Warrants, (144a), 11/15/06 *              3           15
-----------------------------------------------------------------------------
                                                                       9,083
-----------------------------------------------------------------------------
Metals and Mining  0.3%
International Utility Structures
     Common Stock (CAD) *                                    25           16
-----------------------------------------------------------------------------
     Pfd. Stock, PIK *                                        1          708
-----------------------------------------------------------------------------
     Exch. Pfd. Stock, PIK *                                  6        2,845
-----------------------------------------------------------------------------
                                                                       3,569
-----------------------------------------------------------------------------
Retail  0.0%
Lamonts Apparel
     Common Stock *                                           3            0
-----------------------------------------------------------------------------
     Warrants, 1/31/08 *++                                    1            0
-----------------------------------------------------------------------------
                                                                           0
-----------------------------------------------------------------------------
Satellites  0.5%
Pegasus Communications, Exch. Pfd. Stock, PIK *               7        6,933
-----------------------------------------------------------------------------
                                                                       6,933
-----------------------------------------------------------------------------
Service  0.0%
Efficient Market Services, Common Stock +*++*                558            0
-----------------------------------------------------------------------------
                                                                           0
-----------------------------------------------------------------------------
Supermarkets  0.0%
Pathmark Stores
     Common Stock *                                          23          385
-----------------------------------------------------------------------------
     Warrants, 9/19/10 *                                     36          178
-----------------------------------------------------------------------------
                                                                         563
-----------------------------------------------------------------------------
Textiles and Apparel  0.3%
Anvil Holdings, Sr. Exch. Pfd.
        Stock (Series B), PIK *                             326        4,561
-----------------------------------------------------------------------------
                                                                       4,561
-----------------------------------------------------------------------------

Wireless Communications  2.5%
Dobson Communications, Pfd. Stock, PIK *                     12       10,642
-----------------------------------------------------------------------------
IPCS, Warrants, 6/15/10 *                                     9          217
-----------------------------------------------------------------------------
Leap Wireless, Warrants, 4/15/10 *                            3           42
-----------------------------------------------------------------------------
Microcell Telecommunications, Common Stock
        (Class B) (CAD) *                                    44        1,020
-----------------------------------------------------------------------------
Nextel Communications
     Common Stock *                                          24   $      755
-----------------------------------------------------------------------------
     Exch. Pfd. Stock (Series E), PIK *                      11        8,643
-----------------------------------------------------------------------------
     Exch. Pfd. Stock (Series D), PIK *                      46        4,277
-----------------------------------------------------------------------------
Rural Cellular, Sr. Exch. Pfd. Stock, PIK *                  11        9,517
-----------------------------------------------------------------------------
Ubiquitel, Warrants *                                        19          469
-----------------------------------------------------------------------------
                                                                      35,582
-----------------------------------------------------------------------------
Wireline Communications  1.1%
Allegiance Telecom, Warrants, 2/3/08 *                        8          225
-----------------------------------------------------------------------------
AT&T Canada, Common Stock, (144a) +*                         28          718
-----------------------------------------------------------------------------
E. Spire Communications, Jr. Red. Pfd. Stock,PIK *           80        1,364
-----------------------------------------------------------------------------
Intermedia Communications, Exch. Pfd. Stock, PIK *           87        6,976
-----------------------------------------------------------------------------
KMC Telecom Holdings, Warrants, (144a), 4/15/08 *             5           12
-----------------------------------------------------------------------------
Rhythms Netconnections, Pfd. Conv., (144a) *                 30          244
-----------------------------------------------------------------------------
Tele1 Europe Holding, Common Stock, ADR (USD) *             145          769
-----------------------------------------------------------------------------
XO Communications, Pfd. Stock, PIK *                        121        5,071
-----------------------------------------------------------------------------
                                                                      15,379
-----------------------------------------------------------------------------
Total Equity and Convertible
        Securities (Cost  $167,559)                                  128,293
-----------------------------------------------------------------------------

Money Market Funds  9.8%
Reserve Investment Fund, 6.70% #                        137,995      137,995
-----------------------------------------------------------------------------
Total Money Market Funds (Cost $137,995)                             137,995


Total Investments in Securities
-----------------------------------------------------------------------------
99.5% of Net Assets (Cost  $1,636,677)                            $1,402,464

Other Assets Less Liabilities                                          6,482

NET ASSETS                                                        $1,408,946

Net Assets Consist of:
Accumulated net investment
income - net of distributions                                     $       22
Accumulated net realized
gain/loss - net of distributions                                    (218,177)
Net unrealized gain (loss)                                          (234,219)
Paid-in-capital applicable to 204,652,806
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized                       1,861,320

NET ASSETS                                                        $1,408,946

NET ASSET VALUE PER SHARE

High Yield shares
  ($1,408,446,573/204,580,191 shares outstanding)                 $     6.88

High Yield Advisor Class shares
  ($499,711/72,615 shares outstanding)                            $     6.88

     +  Private Placement
     *  Non-income producing
    ++ Security contains some restrictions as to public resale - total of such securities at period-end amounts to 0.02% of net assets.
     *  Securities valued by fund's board
     #  Seven-day yield
   PIK  Payment-in-Kind
  STEP Stepped coupon note for which the interest rate will adjust on specified future date(s).
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 8.02% of net assets.
   ADR  American depository receipt
   CAD  Canadian dollar
   EUR  Euro

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------                                        Unaudited
STATEMENT OF OPERATIONS
-----------------------                                           In thousands
                                                                      6 Months
                                                                         Ended
                                                                      11/30/00
  Investment Income (Loss)
  Income
   Interest                                                       $     74,683
   Dividend                                                              8,150
-------------------------------------------------------------------------------
   Total income                                                         82,833
-------------------------------------------------------------------------------
  Expenses
   Investment management                                                 4,718
   Shareholder servicing
     High Yield shares                                                   1,313
     High Yield Advisor shares                                               -
   Custody and accounting                                                  115
   Prospectus and shareholder reports
     High Yield shares                                                      52
     High Yield Advisor shares                                               -
   Registration                                                             22
   Legal and audit                                                          20
   Directors                                                                 6
   Miscellaneous                                                             4
-------------------------------------------------------------------------------
   Total expenses                                                        6,250
   Expenses paid indirectly                                                (33)
-------------------------------------------------------------------------------
   Net expenses                                                          6,217
-------------------------------------------------------------------------------
  Net investment income (loss)                                          76,616
-------------------------------------------------------------------------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                          (35,014)
   Foreign currency transactions                                           (58)
-------------------------------------------------------------------------------
   Net realized gain (loss)                                            (35,072)
-------------------------------------------------------------------------------
  Change in net unrealized gain or loss
   Securities                                                          (90,612)
   Other assets and liabilities
   denominated in foreign currencies                                        (6)
-------------------------------------------------------------------------------
  Change in net unrealized gain or loss on securities                  (90,618)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                             (125,690)
-------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    (49,074)

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------                                         Unaudited
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                 In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/00        5/31/00
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $   76,616    $   158,245
   Net realized gain (loss)                             (35,072)       (44,390)
   Change in net unrealized gain or loss                (90,618)      (123,759)
-------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations    (49,074)        (9,904)
-------------------------------------------------------------------------------
  Distributions to shareholders
   Net investment income
     High Yield shares                                  (77,474)      (160,242)
     High Yield Advisor Class shares                        (18)             -
-------------------------------------------------------------------------------
   Decrease in net assets from distributions            (77,492)      (160,242)
-------------------------------------------------------------------------------
  Capital share transactions *
   Shares sold
     High Yield shares                                  110,384        263,358
     High Yield Advisor Class shares                        638             10
   Distributions reinvested
     High Yield shares                                   63,581        130,969
     High Yield Advisor Class shares                          1              -
   Shares redeemed
     High Yield shares                                 (162,969)      (476,197)
     High Yield Advisor Class shares                       (106)             -
   Redemption fees received
     High Yield shares                                      138            297
-------------------------------------------------------------------------------
   Increase (decrease) in net assets from
   capital share transactions                            11,667        (81,563)
-------------------------------------------------------------------------------
  Net Assets
  Increase (decrease) during period                    (114,899)      (251,709)
  Beginning of period                                 1,523,845      1,775,554
-------------------------------------------------------------------------------
  End of period                                      $1,408,946    $ 1,523,845

*Share information
   Shares sold
     High Yield shares                                   14,752         33,110
     High Yield Advisor Class shares                         86              1
   Distributions reinvested
     High Yield shares                                    8,646         16,610
   Shares redeemed
     High Yield shares                                  (22,027)       (59,930)
     High Yield Advisor Class shares                        (14)             -
-------------------------------------------------------------------------------
   Increase (decrease) in shares outstanding              1,443        (10,209)

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price High Yield Fund
-----------------------------
Unaudited                                                     November 30, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares -- High Yield, offered since December 31, 1984, and High Yield Advisor Class, first offered on March 31,
2000. High Yield Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses. Premiums and Discounts Premiums on high-yield debt securities, other than PIK and STEP bonds, are recognized upon disposition of the security as gain or loss for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes. Original issue discounts, and all premiums and discounts on PIK and STEP bonds, are amortized for both financial reporting and tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting GuideNAudits of Investment Companies (the guide), which will be adopted be the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

     Class Accounting The High Yield Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared by each class on a daily basis and paid monthly.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At November 30, 2000, approximately 87% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $483,920,000 and $522,107,000, respectively, for the six months ended November 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of May 31, 2000, the fund had capital loss carryforwards for federal income tax purposes of $164,272,000, of which $6,571,000 expires in 2002, $40,450,000 in 2003,and $117,251,000 thereafter through 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,636,677,000. Net unrealized loss aggregated $234,213,000 at period-end, of which $10,504,000 related to appreciated investments and $244,717,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $737,000 was payable at November 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     The manager has agreed to bear any expenses through December 31, 2001, which would cause High Yield Advisor Class's ratio of total expenses to average net assets to exceed 1.05%. Thereafter, through December 31, 2003, High Yield Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.05%.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $728,000 for the six months ended November 30, 2000, of which $139,000 was payable at period-end.

     Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. Spectrum Income Fund held approximately 34.3% of the outstanding High Yield shares at November 30, 2000. For the six months then ended, the High Yield shares were allocated $568,000 of Spectrum expenses, $140,000 of which was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2000, totaled $4,180,000 and are reflected as interest income in the accompanying Statement of Operations.
================================================================================
T. Rowe Price Shareholder Services
----------------------------------
     INVESTMENT SERVICES AND INFORMATION
     -----------------------------------
          KNOWLEDGEABLE  SERVICE  REPRESENTATIVES
          -------------  -------  ---------------
               BY PHONE 1-800-225-5132 Available Monday through Friday from
               8 a.m. to 10 p.m. ET and weekends from 8:30a.m. to 5 p.m. ET.
               IN PERSON  Available in T. Rowe Price Investor Centers.

          ACCOUNT SERVICES
          ----------------
               CHECKING Available on most fixed-income funds ($500 minimum). AUTOMATIC INVESTING From your bank account or paycheck. AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions. DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions.
               AUTOMATED 24-HOUR SERVICES Including Tele*Access[Reg Mark] and the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

          BROKERAGE SERVICES*
          -------------------
               INDIVIDUAL INVESTMENTS Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

          INVESTMENT INFORMATION
          ----------------------
               COMBINED STATEMENT Overview of all your accounts with
               T. Rowe Price.

               SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

               T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

               PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

               INSIGHTS Educational reports on investment strategies and financial markets.

               INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

================================================================================
T. Rowe Price Mutual Funds
--------------------------

STOCK FUNDS
-----------
DOMESTIC
--------
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock

Health Sciences
Media &  Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity  Market  Index
Value

BLENDED ASSET FUNDS
-------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------
DOMESTIC TAXABLE
----------------
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
-----------------
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey  Tax-Free Bond
New York  Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High  Yield
Tax-Free Income
Tax-Free Intermediate  Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS
------------------
TAXABLE
-------
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------
STOCK
-----
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*  Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including fees and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.
================================================================================
T. Rowe Price Advisory Services and Retirement Resources
--------------------------------------------------------
ADVISORY SERVICES, RETIREMENT RESOURCES
--------------------------------------------------------------------------------
          T.  Rowe  Price  is your  full-service  retirement
          specialist.  We  have  developed  unique  advisory
          services that can help you meet the most difficult
          retirement   challenges.   Our   broad   array  of
          retirement plans is suitable for individuals,  the
          self-employed, small businesses, corporations, and
          nonprofit    organizations.    We   also   provide
          recordkeeping,   communications,   and  investment
          management    services,    and   our   educational
          materials, self-help planning guides, and software
          tools are recognized as among the industry's best.
          For information or to request literature,  call us
          at  1-800-638-5660,  or  visit  our  Web  site  at
          WWW.TROWEPRICE.COM.
--------------------------------------------------------------------------------

ADVISORY SERVICES

          T. ROWE PRICE RETIREMENT INCOME MANAGER SM helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          T. ROWE PRICE ROLLOVER INVESTMENT SERVICE offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT RESOURCES AT T. ROWE PRICE
--------------------------------------------------------------------------------
  Traditional, Roth, and Rollover IRAs
  SEP-IRA and SIMPLE IRA
  Profit Sharing
  Money Purchase Pension
  "Paired" Plans (Money Purchase
  Pension and Profit Sharing Plans)
  401(k) and 403(b)
  457 Deferred Compensation

PLANNING AND INFORMATIONAL GUIDES

  Minimum Required Distributions Guide
  Retirement Planning Kit
  Retirees Financial Guide
  Tax Considerations for Investors

INSIGHTS REPORTS

  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  The Roth IRA: A Review

SOFTWARE PACKAGES

  T. Rowe Price Retirement Planning
    Analyzer [TM] CD-ROM or diskette $19.95.
    To order, please call 1-800-541-5760.
    Also available on the Internet for $9.95.

  T. Rowe Price Variable Annuity Analyzer [TM]
    CD-ROM or diskette, free. To
    order, please call 1-800-469-5304.

T. ROWE PRICE IMMEDIATE VARIABLE ANNUITY (INCOME ACCOUNT)

INVESTMENT KITS

          We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

================================================================================
T. Rowe Price Insights Reports
------------------------------
THE FUNDAMENTALS OF INVESTING
--------------------------------------------------------------------------------
                     Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the
     T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS
--------------------------------------------------------------------------------
GENERAL INFORMATION
  The ABCs of Giving
  Back to Basics: The ABCs of Investing
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  Getting Started: Investing With Mutual Funds
  The Roth IRA: A Review
  Tax Information for Mutual Fund Investors

INVESTMENT STRATEGIES
  Conservative Stock Investing
  Dollar Cost Averaging
  Equity Index Investing
  Growth Stock Investing
  Investing for Higher Yield
  Managing Risk Through Diversification
  The Power of Compounding
  Value Investing

TYPES OF SECURITIES
  The Basics of International  Stock
  Investing The Basics of Tax-Free
  Investing The Fundamentals of Fixed-Income
  Investing Global Bond Investing
  Investing in Common  Stocks
  Investing in Emerging  Growth  Stocks
  Investing in Financial  Services  Stocks
  Investing in Health Care  Stocks
  Investing in High-Yield Municipal   Bonds
  Investing in Money  Market   Securities
  Investing in Mortgage-Backed  Securities
  Investing in Natural Resource Stocks
  Investing in Science and Technology Stocks
  Investing in Small-Company  Stocks
  Understanding Derivatives
  Understanding High-Yield "Junk" Bonds

BROKERAGE INSIGHTS
  Combining Individual Securities With Mutual Funds
  Getting Started: An Introduction to Individual Securities
  What You Should Know About Bonds
  What You Should Know About Margin and Short-Selling
  What You Should Know About Options
  What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

INSIGHTS REPORTS

================================================================================

T. Rowe Price Brokerage
-----------------------
     BROKERAGE SERVICES
     ------------------

          T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.*

               INTERNET AND AUTOMATED SERVICES You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $19.95 on stock trades placed through our Internet-Trader service.**

               RESEARCH SERVICES To help you make informed investment decisions, we offer access to several sources of data. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intraday and 12-month interactive charting, and analysts' ratings and earnings estimates. Using our Research On Call service, you can request reports from Standard & Poor's, Vicker's, Lipper, and other well-known research providers to be delivered by fax or by mail.

               DIVIDEND REINVESTMENT SERVICE This service helps keep more of your money working for you. Cash dividends (of $10 or greater) from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

               *        Based  on a July  2000  survey  for
                        representative-assisted       stock
                        trades.  Services vary by firm, and
                        commissions  may vary  depending on
                        size of order.

               **       $19.95  per  trade  for up to 1,000
                        shares plus an additional  $.02 for
                        each share over 1,000 shares. Visit
                        our  Web   site   for  a   complete
                        commission  schedule  or  call  for
                        rates  on   representative-assisted
                        and other non-Internet trades.
================================================================================

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.        F57-051  11/30/00